CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Schedule of contract assets contract liabilities and merchant advances

	2023	2022

Contract assets	22,431	25,290

	2023	2022

Contract liabilities and merchant advances	1,424,467	1,052,167